Restricted Stocks (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted but not issued at June 30, 2013	338,368
Issued during fiscal year ended June 30, 2012
Granted during fiscal year ended June 30, 2012	170,632	338,368
Granted but not issued, Ending balance, Shares	509,000	338,368